Retirement Benefit and Other Post-retirement Obligations - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Member	Dec. 31, 2021 GBP (£)	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Percentage of long-term rate improvement on CMI model	1.50%
UK [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years
US [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	6 years
CPI rate [member]
Disclosure of defined benefit plans [line items]
Inflation rate	2.70%	2.60%
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Number of members under plan | Member	26,500
Inflation rate	3.40%	3.30%			2.90%
Funding surplus from actuarial valuation	£ 160
Allocated percentage of fund to matching assets	95.00%
Allocated percentage of fund to return seeking assets	5.00%
Expected contributions in 2022	£ 0
Actuarial assumption of mortality rates		0.10
Recognition of money purchase assets And liabilities defined benefit pension plan		£ 513
Aviva and legal and general [member] | Buy-in policies [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities matched with buy in policies			95.00%	95.00%